UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Indus Capital Partners, LLC

Address:  888 7th Avenue
          26th Floor
          New York, New York 10019
          Attention: Brian Guzman

13F File Number: 028-11627

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian Guzman
Title:  Partner / General Counsel
Phone:  (212) 909-2864


Signature, Place and Date of Signing:


/s/ Brian Guzman                   New York, New York            8/14/2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                                 Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  20

Form 13F Information Table Value Total: $363,913
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number                 Name

1.         028-11626                            Indus Partners, LLC
----       ----------------------               ------------------------------

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

                                        FORM 13F INFORMATION TABLE


COLUMN 1                       COLUMN 2          COLUMN 3   COLUMN 4         COLUMN 5      COLUMN 6  COLUMN 7        COLUMN 8

                                                            VALUE       SHRS OR   PUT/    INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP      (X$1000)    PRN AMT   CALL    DISCRETION  MANAGERS   SOLE  SHARED   NONE
--------------                 ---------------   ------     ---------   --------  ------  ---------- ---------- --------------------

CHINA CORD BLOOD CORP          ADR               G21107100     5,990    2,367,467          SHARED      1          0  2,367,467  0
CHINA MOBILE LIMITED           SPONSORED ADR     16941M109     5,467      100,000          SHARED      1          0    100,000  0
CHINA MOBILE LIMITED           SPONSORED ADR     16941M109    16,128      295,000   Call   SHARED      1          0    295,000  0
CTRIP COM INTL LTD             AMERICAN DEP SHS  22943F100     5,181      309,100          SHARED      1          0    309,100  0
FLEXTRONICS INTL LTD           COM               Y2573F102     2,976      480,000          SHARED      1          0    480,000  0
FOCUS MEDIA HLDG LTD           SPONSORED ADR     34415V109    39,889    1,698,858          SHARED      1          0  1,698,858  0
HESS CORP                      COM               42809H107    12,800      294,600          SHARED      1          0    294,600  0
HESS CORP                      COM               42809H107    24,332      560,000   Call   SHARED      1          0    560,000  0
ICICI BK LTD                   ADR               45104G104     4,051      125,000          SHARED      1          0    125,000  0
INTNERNATIONAL BUSINESS MACHS  COM               459200101    15,255       78,000   Put    SHARED      1          0     78,000  0
ISHARES TR                     MSCI EAFE INDEX   464287465    35,472      710,000   Call   SHARED      1          0    710,000  0
MICROSOFT CORP                 COM               594918104    15,601      510,000   Put    SHARED      1          0    510,000  0
ISHARES TR                     MSCI EMERG MKT    464287234    22,307      570,000   Call   SHARED      1          0    570,000  0
ISHARES TR                     MSCI EMERG MKT    464287234     9,588      245,000   Put    SHARED      1          0    245,000  0
NETEASE INC                    SPONSORED ADR     64110W102    11,076      188,200          SHARED      1          0    188,200  0
NETEASE INC                    SPONSORED ADR     64110W102     8,239      140,000   Call   SHARED      1          0    140,000  0
NEXEN INC                      COM               65334H102     5,878      348,000          SHARED      1          0    348,000  0
ORACLE CORP                    COM               68389X105    16,335      550,000   Put    SHARED      1          0    550,000  0
SPDR S&P 500 ETF TR            TR UNIT           78462F103    92,551      680,000   Put    SHARED      1          0    680,000  0
P T TELEKOMUNIKASI INDONESIA   SPONSORED ADR     715684106    14,798      424,863          SHARED      1          0    424,863  0